Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other payables and accrued liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

The components of other payables and accrued liabilities are as follows:

	December 31, 2012	December 31, 2013
	US$	US$
Contract deposit	25,009,089	27,261,543
Accrued expense	14,070,704	15,550,633
Deed tax and maintenance fund withheld for customers	8,853,790	4,989,023
Bidding deposit	723,174	691,844
Welfare	1,524,935	1,704,441
Other tax payable	7,101,425	7,756,722
Aircraft operating expense	-	505,110
Accrued interest expense	1,352,000	7,077,864
Others	6,086,276	7,909,146

Total	64,721,393	73,446,326